NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Non Controlling Interest [Abstract]
Summary of Brookfield Renewables non-controlling interests
Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2022	2021
Participating non-controlling interests – in operating subsidiaries	$14,755	$12,303
General partnership interest in a holding subsidiary held by Brookfield	59	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,892	2,894
BEPC exchangeable shares	2,561	2,562
Preferred equity	571	613
Perpetual subordinated notes	592	592
	$21,430	$19,023

Disclosure of significant investments non-controlling interest in subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Brookfield Global Infrastructure Income Fund	Brookfield Global Transition Fund	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional partners	Isagen public non-controlling interests	TerraForm Power public non-controlling interests	Other	Total
As at December 31, 2019	$922	$1,851	$3,619	$163	$—	$—	$618	$89	$2,375	$13	$1,208	$228	$11,086
Net income(loss)	(13)	(21)	(52)	15	—	—	35	16	130	—	(31)	101	180
Other comprehensive income (loss)	100	196	413	—	—	—	11	27	325	2	2	36	1,112
Capital contributions	—	9	23	246	—	—	—	—	—	—	—	242	520
Return of capital	—	(3)	(109)	—	—	—	(35)	—	—	—	—	—	(147)
Disposals	—	—	—	—	—	—	—	—	—	—	—	(15)	(15)
Distributions(1)	(8)	(38)	(204)	(13)	—	—	(1)	(34)	(180)	—	(35)	(38)	(551)
Special distribution/ TerraForm Power acquisition	—	—	—	—	—	—	—	—	—	—	(1,101)	—	(1,101)
Other	1	—	(67)	(1)	—	—	(1)	(1)	1	(1)	(43)	128	16
As at December 31, 2020	1,002	1,994	3,623	410	—	—	627	97	2,651	14	—	682	11,100
Net income (loss)	5	43	(16)	38	—	—	4	16	113	1	—	5	209
Other comprehensive income (loss)	(122)	445	196	150	—	—	163	28	(107)	—	—	86	839
Capital contributions	—	6	10	924	—	—	—	—	—	—	—	181	1,121
Disposals	(181)	(214)	—	—	—	—	—	—	—	—	—	—	(395)
Distributions(1)	(18)	(32)	(350)	(114)	—	—	(25)	(8)	(215)	(1)	—	(47)	(810)
Other	(1)	11	155	2	—	—	205	(1)	—	(1)	—	(131)	239
As at December 31, 2021	685	2,253	3,618	1,410	—	—	974	132	2,442	13	—	776	12,303
Net income (loss)	19	(31)	144	16	(1)	(50)	20	11	179	1	—	26	334
Other comprehensive income (loss)	(103)	449	212	425	35	9	187	(19)	67	1	—	(15)	1,248
Capital contributions	—	4	—	301	200	1,484	—	—	—	—	—	142	2,131
Disposals	(54)	—	(21)	—	—	—	—	—	—	—	—	—	(75)
Distributions(1)	(71)	(59)	(460)	(3)	(7)	(14)	(37)	(9)	(524)	(1)	—	(90)	(1,275)
Other	1	1	(3)	(15)	254	32	4	—	(5)	—	—	(180)	89
As at December 31, 2022	$477	$2,617	$3,490	$2,134	$481	$1,461	$1,148	$115	$2,159	$14	$—	$659	$14,755
Interests held by third parties	75%-78%	43%-60%	23%-71%	75%	1.5%-24%	77% - 80%	50%	25%	53%	0.3%	—%	0.3% - 71%
(1)Distributions paid during the year ended December 31, 2022, totaled $1,275 million (2021: $810 million and 2020: $551 million)

Disclosure of financial information of significant investments non-controlling interest in subsidiaries
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III(1)	Brookfield Infrastructure Fund IV	Brookfield Global Infrastructure Income Fund	Brookfield Global Transition Fund	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen (2)	TerraForm Power(3)	Other	Total
Interests held by third parties	75%-78%	43%-60%	69%-71%	75%	24%	77% - 80%	50%	25%	77%	42%	0.3%-71%
Place of business	United States, Brazil	United States, Brazil, Europe	United States, Brazil, Europe, India, China	United States , Brazil, India, China	Canada	North America, Europe, India, China, Australia	Canada	United States	Colombia	North America, South America, Europe	United States, Brazil, Canada, Colombia, China, Chile
Year ended December 31, 2020:
Revenue	$137	$346	$189	$85	$—	$—	$123	$141	$874	$1,161	$20	$3,076
Net income	(15)	(34)	(2)	20	—	—	73	65	247	(360)	173	167
Total comprehensive income (loss)	109	345	160	19	—	—	108	173	866	238	176	2,194
Net income allocated to non-controlling interests	(13)	(21)	(4)	15	—	—	38	16	187	(158)	120	180
Year ended December 31, 2021:
Revenue	$137	$302	$195	$316	—	$—	$81	$136	$929	$1,239	$19	$3,354
Net income (loss)	7	64	1	50	—	—	10	62	214	(245)	66	229
Total comprehensive income (loss)	(161)	895	348	252	—	—	329	173	11	(243)	187	1,791
Net income (loss) allocated to non-controlling interests	5	43	2	38	—	—	4	16	162	(109)	48	209
As at December 31, 2021:
Property, plant and equipment, at fair value	$1,053	$5,578	$2,861	$4,440	$—	$—	$2,417	$1,129	$8,497	$10,867	$321	$37,163
Total assets	1,087	5,673	3,510	5,460	—	—	2,741	1,140	9,498	11,939	374	41,422
Total borrowings	179	1,331	1,048	2,768	—	—	516	507	2,224	6,902	93	15,568
Total liabilities	205	1,552	1,180	3,356	—	—	576	511	4,896	8,916	151	21,343
Carrying value of non-controlling interests	685	2,253	1,658	1,410	—	—	1,029	132	3,493	1,344	299	12,303
Year ended December 31, 2022:
Revenue	$120	$324	$213	$451	$94	$54	$116	$131	$1,135	$1,324	$76	$4,038
Net income (loss)	25	(66)	44	14	4	(66)	40	44	340	94	41	514
Total comprehensive income (loss)	(106)	732	183	586	96	(51)	403	(32)	467	301	36	2,615
Net income allocated to non-controlling interests	19	(31)	31	16	(1)	(50)	20	11	257	31	31	334
As at December 31, 2022:
Property, plant and equipment, at fair value	$131	$6,223	$2,873	$6,060	$874	$1,565	$2,686	$1,031	$8,264	$10,012	$1,062	$40,781
Total assets	852	6,368	3,529	6,911	1,324	5,298	2,984	1,053	9,178	11,192	1,463	50,152
Total borrowings	14	1,332	1,051	3,120	$37	497	466	476	2,356	6,371	614	16,334
Total liabilities	240	1,618	1,172	4,173	$386	3,502	520	491	5,112	8,275	792	26,281
Carrying value of non-controlling interests	477	2,617	1,675	2,134	$247	1,461	1,194	115	3,146	1,452	237	14,755
(1)Excludes information relating to Isagen and TerraForm Power which are presented separately.
(2)The total third party ownership interest in Isagen as of December 31, 2022 was 77.4% and comprised of Brookfield Infrastructure Fund III: 23.0%, Brookfield Global Infrastructure Income Fund: 1.5%, Isagen Institutional investors: 52.6% and other non-controlling interests: 0.3%.
(3)The total third party interest in Terraform Power as of December 31, 2022 was 42.3% and comprised of Brookfield Infrastructure Fund III: 35.5% and Brookfield Global Infrastructure Income Fund: 6.8%.

Summary of composition of the distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2022	2021	2020
General partnership interest in a holding subsidiary held by Brookfield	$6	$5	$5
Incentive distribution	94	80	65
	100	85	70
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	250	237	250
BEPC exchangeable shares held by
Brookfield	58	53	42
External shareholders	162	156	74
Total BEPC exchangeable shares	220	209	116
	$570	$531	$436
The composition of the distributions are presented in the following table:

(MILLIONS)	2022	2021
Brookfield	$88	$84
External LP unitholders	267	251
	$355	$335

Disclosure of summary financial information
The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield:

(MILLIONS)	2022	2021	2020
For the year ended December 31:
Revenue	$4,711	$4,096	$3,810
Net income (loss)	138	(66)	(45)
Comprehensive income	2,628	2,700	2,229
Net income (loss) allocated to(1):
General partnership interest in a holding subsidiary held by Brookfield	92	77	62
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(117)	(135)	(133)
BEPC exchangeable shares	(104)	(119)	(49)
As at December 31:
Property, plant and equipment, at fair value	$54,283	$49,432
Total assets	64,111	55,867
Total borrowings	24,850	21,529
Total liabilities	37,825	31,871
Carrying value of (2):
General partnership interest in a holding subsidiary held by Brookfield	59	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,892	2,894
(1)Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 172.2 million and 275.2 million, respectively (2021: 4.0 million, 194.5 million, 172.2 million and 274.9 million, respectively and 2020: 4.0 million, 194.5 million, 139.9 million and 271.1 million, respectively).
(2)Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 172.2 million and 275.4 million, respectively (2021: 4.0 million, 194.5 million, 172.2 million and 275.1 million, respectively).

Disclosure of preference shares
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2022	2021	December 31, 2022	December 31, 2021
Series 1 (C$136)	6.85	3.1	April 2025	$4	$4	$126	$135
Series 2 (C$113)(1)	3.11	6.3	April 2025	3	2	57	62
Series 3 (C$249)	9.96	4.4	July 2024	8	9	183	197
Series 5 (C$103)	4.11	5.0	April 2018	4	4	76	81
Series 6 (C$175)	7.00	5.0	July 2018	7	7	129	138
	31.03			$26	$26	$571	$613
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.